Inventory (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [Abstract]
Inventory write-down	$ 988,190	$ 530,675	$ 1,078,854
Inventory included in cost of sales	$ 4,870,926	$ 15,760,151	$ 31,179,514